Investor Shares [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	2.49%	1.81%